Payables to Sharing Partner and Assignees - Additional Information (Details) - USD ($)	1 Months Ended	6 Months Ended
	Aug. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Apr. 30, 2025	Aug. 31, 2022
Payables to Sharing Partner and Assignees
Payables to Sharing Partner and Assignees [Line Items]
Accrued interest cost / (income)		$ (86,169)	$ 1,050,213
Charter-in Vessels
Payables to Sharing Partner and Assignees [Line Items]
Operating leases, lease term	7 months			5 years	2 years
Operating leases, lease amount per day	$ 10,425
Vessel leases, option period	9 months